Convertible Preferred Stock Warrant (Changes in Fair Value of Companies Level 3 Financial Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 02, 2012	Mar. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 2,157	$ 949
Change in fair value recorded in other income (expense), net	13
Change in fair value of the convertible preferred stock warrant liability		1,208
Fair value at end of period	2,170	2,157
Previously Reported
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period		431
Change in fair value of the convertible preferred stock warrant liability		$ 518